DECOMMISSIONING AND REHABILITATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2021
DECOMMISSIONING AND REHABILITATION PROVISION
Schedule of decommissioning and rehabilitation provision

	December 31	December 31
	2021	2020

Decommissioning and rehabilitation provision – Beginning of period	$6,542	$6,202

Change due to re-estimation	(927)	305
Accretion expense, included in other income and expense	52	35

Decommissioning and rehabilitation provision – End of period	5,667	6,542

Less: current decommissioning and rehabilitation provision	705	—

Non-current decommissioning and rehabilitation provision	$4,962	$6,542